Equitable Financial Life Insurance Company

Supplement dated September 2, 2022 to the current prospectus, initial summary prospectus and updating summary prospectus for:

•	Investment Edge® 15.0

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectus, initial summary prospectus and updating summary prospectus for variable annuity contracts and in any supplements to those prospectus, initial summary prospectus and updating summary prospectus (collectively, the “Prospectuses”). This Supplement incorporates by reference unless otherwise indicated, all other information included in your Prospectuses remains unchanged. You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectuses.

The Portfolios discussed below may not be available in all contracts. Please refer to your Prospectuses for the current variable investment options and corresponding underlying Portfolios available to you under your contract.

The purpose of this Supplement is to provide you with information regarding certain Portfolio additions. As is applicable to your contract, please note the following:

New Variable Investment Options

On or about November 14, 2022, pursuant to the terms of your variable annuity contract policy, the following variable investment options and corresponding underlying fund portfolios will be available:

Type	Portfolio Company — Investment Adviser, Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (As of 12/31/2021)
				1 year	5 year	10 year
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15	%^	—	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10	%^	—	—	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.

IM-78-22 (8.22)	Cat. #164726 (8.22)
IE 15 NB/Inforce	#375317